Basis of preparation of financial statements (Details Narrative) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)
IfrsStatementLineItems [Line Items]
Acquisition new steel			$ 496
Provision amount	$ 57
Provision amount	1,093
Outstanding balances related suppliers	202
Indemnity Agreements 1 [Member]
IfrsStatementLineItems [Line Items]
Provision amount	$ 7
Indemnity Agreements 2 [Member]
IfrsStatementLineItems [Line Items]
Provision amount | R$		R$ 39
Vale Inc [Member]
IfrsStatementLineItems [Line Items]
Acquisition new steel | R$				R$ 1,884
Provision amount | R$		R$ 292